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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-21076

                        PIMCO MUNICIPAL INCOME FUND II
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       1633 BROADWAY, NEW YORK, NY 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                 ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC
                                 1633 BROADWAY
                              NEW YORK, NY 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

       Registrant's telephone number, including area code: 212-739-3000

                        Date of fiscal year end: May 31

         Date of reporting period: July 1, 2011 through June 30, 2012

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ITEM 1. PROXY VOTING RECORD

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PIMCO Municipal Income Fund II - ICA# - 811-21076

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Registrant : PIMCO Municipal Income Fund II
Fund Name : PIMCO Municipal Income Fund II
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Tennessee Energy Acquisition Corp Gas Rev
Ticker     Security ID:             Meeting Date          Meeting Status
TNSUTL     CUSIP 880443BN5          01/06/2012            Voted
Meeting Type                        Country of Trade
Written Consent                     United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          To Consent To The        Mgmt        None        For        N/A
            Proposed
            Amendments
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SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               PIMCO Municipal Income Fund II

By (Signature and Title)*:  /s/ Brian Shlissel
                            -------------------------
                            Name: Brian Shlissel
                            Title: President and
                            Chief Executive Officer

Date: August 27, 2012

* Print the name and title of each signing officer under his or her signature.